Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,622,905	¥ 1,669,456
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	28,442	15,573
Trading assets [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,451,973	1,456,140
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	144	5,585
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	142,277	192,046
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 69	¥ 112